Contingencies	12 Months Ended
Dec. 31, 2017
Contingencies
Contingencies

Note 24 - Contingencies

Legal proceedings

From time to time, the Group is a party to various legal proceedings (both as claimant and defendant) in the ordinary course of its business. In the opinion of the management of the Company, which is based on, among other things, the opinion of its legal counsels, appropriate provisions have been included in the financial statements (see Note 15), where warranted, to cover the exposure resulting from such claims.

Legal claims and proceedings (excluding claims with no specified amount, claims fully covered by the Group’s insurance policy and claims where the likelihood of an outflow of resources is considered to be remote) amounted to $28.5 million as of December 31, 2017 in respect of two separate legal proceedings, with Mineracqua – the Federation of Natural Mineral Water Industries, Spring Waters and Soft Drinks in Italy and the Histadrut (General Federation of Labor in Israel) in Israel. Most of the amount is attributed to the Mineracqua claim. The provision included in the financial statements for legal claims and proceedings totaled $0.5 million as of December 31, 2017.

The Group is also a party to various personal injury claims (of employees and consumers), as a direct party or a third party. These claims are handled by the Group’s insurers.

Contractual Obligations

The Company’s significant contractual obligations and commitments as of December 31, 2017 amount to $48.4 million. The amount includes purchase obligations for raw material, services and property plant and equipment for a period of less than 1 year.